Debentures (Details Textual) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 16, 2015	Sep. 30, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 ILS (₪)	Feb. 28, 2017	Nov. 30, 2016	Dec. 31, 2014 USD ($)
Debentures (Textual)
Public offering, description	Formula concluded a public offering in Israel on the Tel-Aviv Stock Exchange (the "TASE") of (i) NIS102.3 million par value of Series A Secured Debentures (the "Formula's Series A Secured Debentures") and of (ii) NIS125 million par value of Series B Convertible Debentures that are linked to the US Dollar based on the exchange rate on September 8, 2015 of 3.922 (the "Formula's Series B Convertible Debentures"). Formula's Debentures were offered and sold pursuant to a shelf prospectus filed with the Israeli Securities Authority (the "ISA") and TASE on August 6, 2015, amended thereafter on September 3, 2015 and which term was extended in July 2017 until August 6, 2018.
Conversion component valued						$ 1,248
Convertible debentures			$ 78,229			58,394
Interest rate								1.85%	2.60%
Debentures amount			78,229			58,556
Bonds amounted			38,565		$ 58,715	57,341
Debt discount and issuance costs			$ 391		$ 296	$ 77
Series A Secured Debentures [Member]
Debentures (Textual)
Convertible debentures | ₪				₪ 102,300
Issued purchase price, percentage			100.00%				100.00%
Commission			$ 129
Issuance costs			190
Debentures amount			$ 26,295	₪ 102,260,000
Description of debentures			On January 31, 2018, the Company consummated a private placement to qualified investors in Israel, of an additional, aggregate NIS150 million par value of Series A Secured Debentures at a price of NIS1,034.7 for each NIS 1,000 principal amount. The aggregate gross proceeds totaled NIS155.2 million (approximately $45.6 million), excluding issuance costs of $0.2 million. As a result of the private placement, the total outstanding principal amount of the Series A Secured Debentures increased to approximately NIS 239.5 million (approximately $69.1 million). The terms of the Series A Secured Debentures sold in the private placement are identical in all respects to those of the Series A Secured Debentures sold in Formula's September 2015 public offering.	On January 31, 2018, the Company consummated a private placement to qualified investors in Israel, of an additional, aggregate NIS150 million par value of Series A Secured Debentures at a price of NIS1,034.7 for each NIS 1,000 principal amount. The aggregate gross proceeds totaled NIS155.2 million (approximately $45.6 million), excluding issuance costs of $0.2 million. As a result of the private placement, the total outstanding principal amount of the Series A Secured Debentures increased to approximately NIS 239.5 million (approximately $69.1 million). The terms of the Series A Secured Debentures sold in the private placement are identical in all respects to those of the Series A Secured Debentures sold in Formula's September 2015 public offering.
Series A Secured Debentures [Member] | Fixed annual interest rate [Member]
Debentures (Textual)
Interest rate			2.80%				2.80%
Series B Convertible Debentures [Member]
Debentures (Textual)
Conversion component valued			$ 1,248
Convertible debentures			$ 32,364
Issued purchase price, percentage			102.00%				102.00%
Commission			$ 131
Issuance costs			236
Bonds amounted			$ 32,785				₪ 127,500,000
Principal amount of convertible bonds, percentage			10.00%	10.00%
Exchange rate, description			The principal of the Bonds is subject to adjustment based on changes in the exchange rate between the NIS and the U.S. Dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019.	The principal of the Bonds is subject to adjustment based on changes in the exchange rate between the NIS and the U.S. Dollar relative to the exchange rate on September 8, 2015 (3.922), and will be repaid on March 26, 2019.
Conversion price, description			Formula's ordinary shares, from the date of issuance and until March 10, 2019, at conversion price of, as of the date of the issuance, NIS157 par value of Convertible Debentures per one share, adjusted for events that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend. As of December 31, 2017, the adjusted conversion price to one share is NIS 150.27542 par value following cash dividend distributions.	Formula's ordinary shares, from the date of issuance and until March 10, 2019, at conversion price of, as of the date of the issuance, NIS157 par value of Convertible Debentures per one share, adjusted for events that the Company effects a share split or reverse share split, a rights offering or a distribution of bonus shares or a cash dividend. As of December 31, 2017, the adjusted conversion price to one share is NIS 150.27542 par value following cash dividend distributions.
Debt discount and issuance costs			$ 367
Series B Convertible Debentures [Member] | Sapiens International Corporation N.V. [Member]
Debentures (Textual)
Description of debentures		Sapiens issued its unsecured Series B Debentures in the aggregate principal amount of NIS 280 million (approximately $79.2 million), linked to US dollars, payable in eight equal annual payments on January 1 of each of the years 2019 through 2026. The outstanding principal amount of Sapiens' Series B Debentures will bear a fixed interest rate of 3.37% per annum, payable on January 1 and July 1 of each of the years 2018 through 2025, with one final interest payment on January 1, 2026. Debt discount and issuance costs were approximately $956, allocated to Sapiens' Series B Debentures discount and are amortized as financial expenses over the term of the Series B Debentures due in 2026.
Series B Convertible Debentures [Member] | Fixed annual interest rate [Member]
Debentures (Textual)
Interest rate			2.74%				2.74%